As filed with the Securities and Exchange Commission on July 7, 2017

Securities Act File No. 2-95973

Investment Company Act File No. 811-4236

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 255	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 256	☒

JPMORGAN TRUST II

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, New York 10017

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

With copies to:

Elizabeth A. Davin, Esq. JPMorgan Chase & Co. 1111 Polaris Parkway Columbus, OH 43240	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 28, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus, statement of additional information and Part C included in Post-Effective Amendment No. 248 to the Registration Statement on Form N-1A of JPMorgan Trust II (the “Trust”), filed with the Commission on May 9, 2017 (Accession Number 0001198125-17-163944) (the “Registration Statements”) are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust II, certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 7th day of July, 2017.

JPMorgan Trust II

By:	Brian S. Shlissel*
Brian S. Shlissel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities on July 7, 2017.

John F. Finn*	Marilyn McCoy*
John F. Finn Trustee	Marilyn McCoy Trustee

Dr. Matthew Goldstein*	Mitchell M. Merin*
Dr. Matthew Goldstein Trustee	Mitchell M. Merin Trustee

Dennis P. Harrington*	Robert A. Oden, Jr.*
Dennis P. Harrington Trustee	Robert A. Oden, Jr. Trustee

Frankie D. Hughes*	Marian U. Pardo*
Frankie D. Hughes Trustee	Marian U. Pardo Trustee

Raymond Kanner*
Raymond Kanner Trustee

Peter C. Marshall*	Frederick W. Ruebeck*
Peter C. Marshall Trustee	Frederick W. Ruebeck Trustee

Mary E. Martinez*	James J. Schonbachler*
Mary E. Martinez Trustee	James J. Schonbachler Trustee

Laura M. Del Prato *	Brian S. Shlissel *
Laura M. Del Prato Treasurer And Principal Financial Officer	Brian S. Shlissel President And Principal Executive Officer

*By	/s/ Elizabeth A. Davin
Elizabeth A. Davin
Attorney-In-Fact